Assets Held For Sale - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Assets Held For Sale [Line Items]
Total	$ 1,220	$ 302
Property, plant and equipment [member]
Disclosure Of Assets Held For Sale [Line Items]
Total	$ 1,220	$ 302